Long-Term Debt (Interest Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Interest on long-term debt	$ 60,754	$ 57,428
Debt Instrument, Covenant Compliance	The Company is in compliance with all restrictions.	The Company is in compliance with all restrictions.